Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Other Income (Expense) [Abstract]
Schedule of Other Income (Expense)

Other income (expense) consisted of the following:

	For the Years Ended December 31,
	2025	2024
Waste sales	$10,825	$8,786
Donation	-	(1,123)
Loss on disposal of assets	(69,297)	(24,905)
Other, net	14,432	36,425
Total other income (expense)	$(44,040)	$19,183